Shareholders' equity - Additional information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions				12 Months Ended
	Apr. 26, 2022	Oct. 29, 2021	Jun. 18, 2019	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Class of Stock [Line Items]
Amounts available for distributions				¥ 1,315,738	¥ 1,232,753	¥ 1,297,560
Dividends on common stock per share				¥ 22	¥ 35	¥ 20
Cancellation of treasury stock					260,000,000
Repurchased shares of common stock				80,020,237	20,129	299,381,781
Minimum tradable quantity of share lot				100
Subsequent Event [Member]
Class of Stock [Line Items]
Share buyback program number of shares authorized to be repurchased	50,000,000
Share buyback program authorized amount	¥ 30,000
Share buyback program date	Mar. 31, 2023
Stock Repurchase Program commencement date	May 17, 2022
Board of directors meeting held on June 18, 2019 [Member]
Class of Stock [Line Items]
Share buyback program number of shares authorized to be repurchased			300,000,000
Share buyback program authorized amount			¥ 150,000
Repurchased shares of common stock			299,362,300
Repurchased shares of common stock at cost			¥ 150,000
Board of directors meeting held on June 18, 2019 [Member] | Minimum [Member]
Class of Stock [Line Items]
Share buyback program date			Jun. 19, 2019
Board of directors meeting held on June 18, 2019 [Member] | Maximum [Member]
Class of Stock [Line Items]
Share buyback program date			Mar. 31, 2020
Board of directors meeting held on October 29, 2021
Class of Stock [Line Items]
Share buyback program number of shares authorized to be repurchased		80,000,000
Share buyback program authorized amount		¥ 50,000
Repurchased shares of common stock		80,000,000
Repurchased shares of common stock at cost		¥ 39,639
Board of directors meeting held on October 29, 2021 | Minimum [Member]
Class of Stock [Line Items]
Share buyback program date		Nov. 16, 2021
Board of directors meeting held on October 29, 2021 | Maximum [Member]
Class of Stock [Line Items]
Share buyback program date		Mar. 31, 2022